[Universal Life Letterhead]

May 4, 2026

VIA EDGAR TRANSMISSION

U.S. Securities and Exchange Commission

100 F Street N.E.

Washington, DC 20549

RE:	Rule 497(j) Certification

Universal Life Fortune VII Separate Account of

Universal Life Insurance Company

(File No. 333-260538 and 811-23752)

Commissioners:

On behalf of Universal Life Fortune VII Separate Account of Universal Life Insurance Company, pursuant to paragraph (j) of Rule 497 under the Securities Act of 1933, as amended, we hereby certify that the form of the prospectus and statement of additional information dated May 1, 2026, that would have been pursuant to paragraph (c) of Rule 497 would not have differed from that contained in the most recent amendment to the above referenced registration statement (post-effective amendment no. 4 filed on April 30th, 2026). The text of the most recent amendment to the above-referenced registration statement has been filed electronically.

If you have any questions or comments, please contact the undersigned at (787) 706-7339 (jobenitez@universalpr.com) or Nancy I. Martinez Rivera at (787) 706-7379 (nancmartinez@universalpr.com).

Sincerely,

/s/ Jose C. Benitez